Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Segment Information
Note 21. Segment Information

In accordance with ASC 280, Segment Reporting, the Company has three reportable segments, (1) Zig-Zag Products; (2) Stoker’s Products; and (3) NewGen Products. The Zig-Zag Products segment markets and distributes (a) rolling papers, tubes, and related products; and (b) finished cigars and MYO cigar wraps. The Stoker’s Products segment (a) manufactures and markets moist snuff and (b) contracts for and markets loose leaf chewing tobacco products. The NewGen Products segment (a) markets and distributes CBD, liquid vapor products and certain other products without tobacco and/or nicotine; (b) distributes a wide assortment of products to non-traditional retail outlets via VaporBeast; and (c) markets and distributes a wide assortment of products to individual consumers via the VaporFi B2C online platform. Products in the Zig-Zag Products and Stoker’s Products segments are distributed primarily through wholesale distributors in the United States while products in the NewGen Products segment are distributed primarily through e-commerce to non-traditional retail outlets and direct to consumers in the United States. The Other segment includes the costs and assets of the Company not assigned to one of the three reportable segments such as intercompany transfers, deferred taxes, deferred financing fees, and investments in subsidiaries. The Company had no customer that accounted for more than 10% of net sales in 2020, 2019, or 2018.

The accounting policies of these segments are the same as those of the Company. Corporate costs are not directly charged to the three reportable segments in the ordinary course of operations. The Company evaluates the performance of its segments and allocates resources to them based on operating income.

The tables below present financial information about reported segments:

	For the year ended December 31,
	2020	2019	2018
Net sales
Zig-Zag products	$132,812	$108,733	$111,507
Stoker’s products	115,866	99,894	90,031
NewGen products	156,433	153,362	131,145
Total	$405,111	$361,989	$332,683

Gross profit
Zig-Zag products	$78,278	$59,414	$57,050
Stoker’s products	61,764	52,620	46,541
NewGen products	49,948	25,083	39,026
Total	$189,990	$137,117	$142,617

Operating income (loss)
Zig-Zag products	$61,932	$45,086	$42,657
Stoker’s products	45,042	35,008	28,971
NewGen products	5,801	(20,629)	6,752
Corporate unallocated (1)(2)	(48,348)	(32,235)	(29,838)
Total	$64,427	$27,230	$48,542

Interest expense, net	13,487	14,435	14,819
Investment income	(198)	(2,648)	(424)
Loss on extinguishment of debt	-	1,308	2,384
Net periodic benefit (income) cost, excluding service cost	989	(4,961)	131

Income before income taxes	$50,149	$19,096	$31,632

Capital expenditures
Zig-Zag products	$-	$-	$-
Stoker’s products	5,815	2,823	1,559
NewGen products	320	1,992	708
Total	$6,135	$4,815	$2,267

Depreciation and amortization
Zig-Zag products	$182	$-	$-
Stoker’s products	2,215	1,608	1,360
NewGen products	2,621	2,481	1,750
Total	$5,018	$4,089	$3,110

(1)	Includes corporate costs that are not allocated to any of the three reportable segments.
(2)	Includes costs related to PMTA of $14.4 million and $2.2 million in 2020 and 2019, respectively.

	December 31, 2020	December 31, 2019
Assets
Zig-Zag products	$206,900	$145,167
Stoker’s products	133,016	127,139
NewGen products	91,116	90,899
Corporate unallocated (1)	65,017	94,193
Total	$496,049	$457,398

(1)	Includes assets not assigned to the three reportable segments. All goodwill has been allocated to the reportable segments.

Revenue Disaggregation—Sales Channel

Revenues of the Zig-Zag Products and Stoker’s Products segments are primarily comprised of sales made to wholesalers while NewGen sales are made business to business and business to consumer, both online and through our corporate retail stores. NewGen net sales are broken out by sales channel below.

	NewGen Segment
	For the year ended December 31,
	2020	2019	2018

Business to Business	$107,976	$112,580	$105,736
Business to Consumer - Online	43,517	31,348	15,624
Business to Consumer - Corporate store	4,751	9,273	9,631
Other	189	161	154
Total	$156,433	$153,362	$131,145

Net Sales:  Domestic and Foreign

The following table shows a breakdown of consolidated net sales between domestic and foreign.

	For the year ended December 31,
	2020	2019	2018
Domestic	$391,705	$347,616	$317,046
Foreign	13,406	14,373	15,637
Total	$405,111	$361,989	$332,683